RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	Sep. 30, 2024	Dec. 31, 2023
Chief Executive Officer And Directors [Member]
IfrsStatementLineItems [Line Items]
Convertible debentures and accrued interest	$ 542,089	$ 519,589